TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

Transamerica BlackRock Tactical Allocation VP

Transamerica JPMorgan Asset Allocation – Conservative VP

Transamerica JPMorgan Asset Allocation – Growth VP (to be renamed Transamerica JPMorgan Diversified Equity

Allocation VP on or about November 1, 2025)

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

Transamerica JPMorgan Asset Allocation – Moderate VP

Transamerica JPMorgan International Moderate Growth VP (the “portfolios”)

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Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.

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PRINCIPAL INVESTMENT STRATEGIES:

Transamerica BlackRock Tactical Allocation VP

The fifth paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the fifth paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:

The portfolio may also invest directly in securities, including up to 20% of its assets in underlying Transamerica-sponsored and third-party exchange traded funds (“ETFs”), U.S. government securities, short-term commercial paper, cash and cash equivalents. In addition, the portfolio may, but is not required to, invest in equity index futures in an effort to efficiently manage reallocations, minimize disruption to underlying funds and enhance liquidity for the portfolio.

Transamerica JPMorgan Asset Allocation – Conservative VP

Transamerica JPMorgan Asset Allocation – Growth VP

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

Transamerica JPMorgan Asset Allocation – Moderate VP

Transamerica JPMorgan Asset Allocation – International Moderate Growth VP

The first paragraph of each portfolio’s “Principal Investment Strategies” section in the Prospectus and each Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to each portfolio will be deleted in their entirety and replaced as follows:

The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).

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PRINCIPAL RISKS:

The “Structure Conflicts” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios will be deleted in its entirety and replaced with the following:

Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.

The “Underlying Exchange-Traded Funds” risk noted below will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Growth VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP and Transamerica JPMorgan International Moderate Growth VP.

The “Underlying Exchange-Traded Funds” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectus for Transamerica BlackRock Tactical Allocation VP will be deleted in its entirety and replaced with the following:

Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.

MORE ON THE RISKS OF INVESTING IN EACH PORTFOLIO:

The eighth paragraph of the “Conflicts of Interest” risk in the “More on the Risks of Investing in Each Portfolio” section of the Prospectus will be deleted in its entirety and replaced with the following:

Transamerica Asset Allocation Funds. TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these funds. TAM is responsible for all aspects of the day-to-day investment advice and management for certain funds of funds. For certain other funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ assets to a Transamerica fund. TAM has established an investment program for certain funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for certain funds of funds. TAM does not consider unaffiliated funds as underlying investment options for these funds of funds, even if unaffiliated funds have better investment performance or lower total expenses. This could result in the selection of Transamerica mutual funds or TAM-sponsored ETFs that may perform less well or have higher total expenses than unaffiliated funds. TAM and its affiliates will receive more revenue when TAM or a sub-adviser selects a Transamerica fund or TAM-sponsored ETFs rather than an unaffiliated fund for inclusion in a fund of funds. TAM has an incentive for the funds of funds’ assets to be allocated to those underlying Transamerica mutual funds and TAM-sponsored ETFs for which the net management fees payable to TAM are higher than the fees payable by other underlying funds or to those underlying Transamerica mutual funds and TAM-sponsored ETF for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund of funds’ assets to be allocated to subscale underlying Transamerica mutual funds and TAM-sponsored ETFs to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying funds. TAM Compliance monitors allocation changes by the funds of funds.

The following risks in the “More on the Risks of Investing in Each Portfolio” section of the Prospectus will be deleted in their entirety and replaced with the following:

Large Shareholder: The Transamerica JPMorgan Asset Allocation portfolios designated Conservative, Growth (to be renamed Diversified Equity Allocation effective November 1, 2025), Moderate Growth, Moderate and International Moderate Growth, and Transamerica 60/40 Allocation VP, Transamerica Goldman Sachs 70/30 Allocation VP and Transamerica BlackRock Tactical Allocation VP, each a separate series of Transamerica Series Trust, are asset allocation funds (“Asset Allocation Funds”) that may invest in certain series of Transamerica Funds and Transamerica Series Trust and may own a significant portion of the shares of an underlying portfolio. Separate accounts of Transamerica insurance companies may also own a substantial portion of a portfolio’s shares. Certain Asset Allocation Funds may invest in TAM-sponsored ETFs that have investment objectives and strategies similar to certain series of Transamerica Funds and Transamerica Series Trust. Other investment vehicles and institutional investors may also own a significant portion of a portfolio’s shares.

Unaffiliated funds (the “Unaffiliated Funds”) may invest in series of Transamerica Funds subject to the fund of funds restrictions of Section 12(d)(1) of the 1940 Act. Unaffiliated Funds may invest in an underlying fund beyond the limits of Section 12(d)(1), in reliance on certain exemptions, such as Rule 12d1-4 under the 1940 Act, subject to certain terms and conditions. An Unaffiliated Fund may own a significant portion of the shares of an underlying fund.

Transactions by a large shareholder may be disruptive to the management of a portfolio. A portfolio may experience large redemptions or investments due to transactions in portfolio shares by a large shareholder. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a portfolio’s performance. In the event of such redemptions or investments, a portfolio could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a portfolio’s brokerage and/or other transaction costs. In addition, when a large shareholder owns a substantial portion of a portfolio’s shares, a large redemption by that shareholder could cause actual expenses to increase, or could result in the portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the portfolio’s expense ratio. The impact of these transactions is likely to be greater when a large shareholder purchases, redeems, or owns a substantial portion of a portfolio’s shares. When possible, TAM and/or the sub-adviser will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

Structure Conflicts: TAM has established an investment program whereby a substantial portion of the assets of certain portfolios are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for certain portfolios. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.

Underlying Exchange-Traded Funds: To the extent a portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects a portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which a portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of a portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that a portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a portfolio’s shares could also be substantially and adversely affected.

Certain portfolios may invest in underlying Transamerica-sponsored ETFs. To the extent a portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.

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Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Statement of Additional Information.

DISCLOSURE OF PORTFOLIO HOLDINGS:

The following will be added as the fifth paragraph in the sub-section “Disclosure of Portfolio Holdings” under the section entitled “Investment Objectives, Policies, Practices and Associated Risk Factors” in the Statement of Additional Information:

TAM serves as investment adviser to TAM-sponsored ETFs that have investment objectives, strategies and portfolio holdings that are substantially similar to or overlap with those of certain portfolios, and those ETFs are required to publicly disclose portfolio holdings each business day. As a result, it is possible that other market participants may use such information for their own benefit, which could negatively impact the portfolios’ execution of purchase and sale transactions.

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Investors Should Retain this Supplement for Future Reference

October 22, 2025